Trade and Other Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 47,928	£ 26,005
Prepayments	5,734	4,259
Accrued income	7,019	17,147
Research and development tax credit	2,088	2,088
Grant receivable	0	816
Other receivables	3,148	2,053
Total trade and other receivables	65,917	52,368
Trade receivables - gross
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	48,365	26,431
Loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (437)	£ (426)